TEC-SUMPRO-1-SUP-1

Summary Prospectus Supplement dated January 17, 2019

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, Y and Investor Class shares of the Fund listed below:

Invesco Tax-Exempt Cash Fund

The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A		Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	Y	Investor
Management Fees		0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.10	None	None
Other Expenses[2]		0.69	0.69	0.69
Total Annual Fund Operating Expenses		0.99	0.89	0.89

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$101	$315	$547	$1,213
Class Y	$91	$284	$493	$1,096
Investor Class	$91	$284	$493	$1,096	”

TEC-SUMPRO-1-SUP-1	1

TEC-SUMPRO-2-SUP-1

Summary Prospectus Supplement dated January 17, 2019

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R6 shares of the Fund listed below:

Invesco Tax-Exempt Cash Fund

The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R6
Management Fees		0.20%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[1]		0.66
Total Annual Fund Operating Expenses		0.86

[1]	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$88	$274	$477	$1,061	”

TEC-SUMPRO-2-SUP-1	1